Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents (Notes 2 and 12)		$ 13,070	$ 19,033
Accounts receivable and other receivables, net, including related parties’ amount of $1 and $107 for June 30, 2026 and December 31, 2025, respectively (Notes 12 and 16)		44	4,839
Receivable for private company shares (Notes 11 and 12)			8,978
Prepaid expenses and other current assets, including related parties’ amount of $628 and $731 for June 30, 2026 and December 31, 2025, respectively (Notes 2, 12 and 16)		1,614	1,161
Prepayment for digital assets, including related parties’ amount of $0 and $33,699 for June 30, 2026 and December 31, 2025, respectively (Notes 2 and 16)			33,699
Total current assets		14,728	67,710
Non-current assets:
Digital assets, including related parties’ amount of $63,654 and $91,855 for June 30, 2026 and December 31, 2025, respectively (Notes 9 and 16)		91,700	111,444
Investment in private company shares, including related parties’ amount of $6,978 for June 30, 2026 (Notes 11, 12, and 16)		6,978
Intangible assets (Note 10)			13,902
Other non-current assets		2	41
Total non-current assets		98,680	125,387
Total Assets		113,408	193,097
Current liabilities:
Accounts payable and other payables, including related parties’ amount of $42 and $405 for June 30, 2026 and December 31, 2025, respectively (Notes 12 and 16)		944	16,166
Accrued and other current liabilities, including related parties’ amount of $1,181 and $278 for June 30, 2026 and December 31, 2025, respectively (Notes 12 and 16)		7,202	1,644
Contract liabilities and deferred revenue (Note 4)		166	1,538
Total current liabilities		8,312	19,348
Non-current liabilities
Long-term payables and other long-term liabilities (Note 12)		118	6,931
Total non-current liabilities		118	6,931
Total liabilities		8,430	26,279
Shareholders’ Equity*:
Share capital (Note 13)	[1]	5,455	4,049
Shares pending cancellation (Note 13)	[1]	(21)	(27)
Capital reserves (Note 13)	[1]	612,137	601,091
Accumulated deficit (Note 13)	[1]	(512,431)	(438,162)
Brera Holdings shareholders’ equity	[1]	105,140	166,951
Non-controlling interest	[1]	(162)	(133)
Total Shareholders’ Equity	[1]	104,978	166,818
Total Liabilities and Shareholders’ Equity		$ 113,408	$ 193,097

[1]	The Company effected a one-for-ten reverse share split of both Class A and Class B Ordinary Shares on May 14, 2026. All share and per-share information presented in these condensed consolidated financial statements has been retrospectively adjusted to reflect the impact of the reverse share split for all periods presented. The total authorized share capital remains unchanged, with the number of authorized shares reduced and the nominal value per share increased proportionally following the split. Refer to Note 13, “Share Capital and Other Reserves”, for more information.